Total revenue and income - Summary of disaggregation by geographic location (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
Disclosure of disaggregation by geographic location [Line Items]
Revenue and other operating income	R$ 18,398,597	R$ 17,030,861	R$ 14,860,096
Selected assets	R$ 17,631,793	17,260,303	13,852,708
Number of major customers	0
BRAZIL
Disclosure of disaggregation by geographic location [Line Items]
Revenue and other operating income	R$ 17,604,181	16,288,131	14,261,302
Selected assets	16,884,152	16,399,995	13,255,769
Exterior
Disclosure of disaggregation by geographic location [Line Items]
Revenue and other operating income	794,416	742,730	598,794
Selected assets	R$ 747,641	R$ 860,308	R$ 596,939